Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash deposited with subsidiary bank	$ 15,310	$ 15,777
Securities available-for-sale	100,108	101,722
TOTAL ASSETS	620,981	596,465
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	563,531	544,054
Total shareholders' equity	57,450	52,411	52,453	49,429
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	620,981	596,465
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	699	598
Investment in subsidiary bank	56,424	51,596
Securities available-for-sale	128	128
Other assets	199	192
TOTAL ASSETS	57,450	52,514
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities		103
Total shareholders' equity	57,450	52,411
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 57,450	$ 52,514